Document and Entity Information	Apr. 18, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 18, 2023
Entity File Number	001-35182
Entity Registrant Name	AMPIO PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0179592
Entity Address, Address Line One	373 Inverness Parkway, Suite 200
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	437-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AMPE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001411906
Amendment Flag	false